Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent events
13.	SUBSEQUENT EVENT
During July 2022, to accommodate growth, the Company took occupancy of an office lease for a new corporate headquarters, located in Camp Hill, Pennsylvania. The office space consists of approximately 24,000 square feet, and the lease expires on June 30, 2032, with two additional five year renewal options.

23.	SUBSEQUENT EVENTS
On February 15, 2022, the Company’s Board of Directors declared a quarterly cash dividend of $0.075 per share of common stock to shareholders of record on February 28, 2022, resulting in $737 being paid on March 15, 2022.